Investments Investments (Related Party Investment Transactions) (Details) - Affiliated Entity - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Invested Assets Transferred To and From Affiliates
Estimated fair value of invested assets transferred to affiliates	$ 292	$ 1,517	$ 185
Amortized cost of invested assets transferred to former affiliates	294	1,419	169
Net investment gains (losses) recognized on transfers	(2)	27	16
Change additional paid-in-capital recognized on transfers	0	71	0
Estimated fair value of invested assets transferred from former affiliates	$ 0	$ 5,582	$ 928